                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2002
(Unaudited)



- CREDIT SUISSE
  GLOBAL FIXED INCOME FUND



More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

   For the six months ended April 30, 2002, the Common Class and Advisor Class shares of Credit Suisse Global Fixed Income Fund(1) (the "Fund") had gains of 0.44% and 0.09%, respectively, vs. a decline of 1.18% for the Lehman Brothers Global Aggregate Index.(2)

   The period was an overall lackluster one for bonds globally, although there were pockets of strength, e.g., certain emerging bond markets. Two factors in particular seemed to restrain demand for bonds. One was the outlook for interest rates. Because short-term rates remained at multi-decade lows, and the global economy was showing new life, many investors expected the Federal Reserve and other central banks to begin to raise rates in 2002.

   In addition, Enron and certain other companies had highly publicized accounting disclosure problems, in the worst cases involving outright scandal. Thus, despite an improving economy and the potential for firmer profits, investors became quite skeptical toward even high-quality corporate bonds, a major segment of the fixed-income universe.

   The Fund was restrained by the generally weak environment for higher-quality bonds, which continued to account for the bulk of the Fund's investments. On a positive note, good performers for the Fund included specific high-yield and emerging-market holdings. One factor that particularly helped the Fund was its increased exposure, early in 2002, to unhedged foreign bonds during a period of strength for major foreign currencies vs. the dollar.

   In terms of sector positioning, we maintained a large weighting in the corporate-bond sector. Notwithstanding the seriousness of visible accounting issues, we have a positive outlook on corporate bonds across the spectrum from high grade to high yield. In our view, a number of these bonds have prices that reflect considerable pessimism regarding "Enronitis" as well as the economy, especially within the high-yield area (high-yield bonds accounted for roughly 11.43% of the Fund as of April 30). Barring a quick return to economic malaise, we think that corporate bonds have the potential to deliver attractive total returns -- i.e., coupon income plus bond-price changes -- as 2002 proceeds. We also believe, however, that sector diversification and individual security selection will be critical. Elsewhere of note, we maintained significant exposure to high-quality foreign government bonds and had a meaningful position in U.S. mortgage-backed debt. We ended the period with only a small position in emerging market bonds, having reduced our position on valuation considerations.

   In terms of currency management, we significantly broadened our exposure to foreign currencies in the period. We added to our position in bonds denominated in European currencies, and increased our exposure to the Japanese yen and British sterling as well. Indeed, we ended the period with the most significant exposure to foreign currencies that the Fund has had in several years at least (as of April 30, 2002, about 48% of the Fund was denominated in or hedged into U.S. dollars). This strategy reflects our belief that, similar to past occurrences, the dollar should gradually weaken vs. certain major currencies in a post-recession global environment, assuming the economy continues to improve; of course, past performance cannot guarantee future results.

   On the interest-rate front, we share the market's expectations that there will likely be an increase in short-term rates this year. That said, we do not believe the Federal Reserve or other major central banks will act aggressively, given the generally still-benign inflation backdrop. In any event, we intend to remain focused on adding value primarily via credit and currency selection, as opposed to attempting to enhance performance by making interest-rate bets.

Charles C. Van Vleet
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

                   SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/2002)
--------------------------------------------------------------------------------
                                                                SINCE      INCEPTION
      CLASS        ONE YEAR      FIVE YEAR       TEN YEAR     INCEPTION       DATE
 --------------   ----------    -----------     ----------   -----------  -----------
     Common         2.90%          4.20%           6.65%        6.78%      11/01/1990
     Advisor        2.30%          3.62%            N/A         4.33%       8/12/1996

(1) Name changed from Credit Suisse Warburg Pincus Global Fixed Income Fund effective December 12, 2001.

(2) The Lehman Brothers Global Aggregate Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment Grade 144A Index. Investors cannot invest directly in an index.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                                 -------------     --------      -----         -----
BONDS (93.2%)
ARGENTINA (0.1%)
DIVERSIFIED FINANCIAL SERVICES (0.0%)
           $ 160(A)  Imasac SA, Rule 144A, Private Placement,
                       Company Guaranteed
                       (Callable 5/01/02 @ $105.50)(3)                         (CC , Ca)       05/02/05      11.000      $  36,000
                                                                                                                         ---------
ELECTRIC (0.0%)
             108(A)  Hidroelectrica Piedra del Aguila SA, Series QP,
                       Collateral Trust                                        (NR , NR)       06/30/09       8.250         22,093
                                                                                                                         ---------
FOREIGN GOVERNMENT BONDS (0.0%)
               1(A)  Republic of Argentina, Global Bonds                      (B- , Caa1)      02/21/12      12.375            141
                                                                                                                         ---------
MEDIA (0.1%)
             415(A)  Cablevision SA, Yankee Bonds(4)                           (CC , Ca)       05/01/09      13.750         76,775
                                                                                                                         ---------
                                                                                                                           135,009
                                                                                                                         ---------
BELGIUM (1.7%)
FOREIGN GOVERNMENT BONDS (1.7%)
           2,000(B)  Belgium Kingdom                                          (AA+ , Aa1)      03/28/28       5.500      1,760,333
                                                                                                                         ---------
BERMUDA (0.0%)
TELECOMMUNICATIONS (0.0%)
             680(A)  Global Crossing Holdings, Ltd., Yankee
                       Company Guaranteed
                       (Callable 11/01/04 @ $104.75)(4)                        (NR , Ca)       11/15/09       9.500         13,600
                                                                                                                         ---------
CANADA (3.1%)
FOREIGN GOVERNMENT BONDS (1.5%)
         180,000(C)  Canadian Government                                      (AA+ , Aa1)      03/23/09       1.900      1,509,930
                                                                                                                         ---------
FOREST PRODUCTS, PAPER (1.1%)
             315(A)  Abitibi-Consolidated, Inc., Yankee Bonds                (BBB- , Baa3)     08/01/10       8.550        324,044
             580(A)  Abitibi-Consolidated, Inc., Yankee Debentures           (BBB- , Baa3)     08/01/30       8.850        587,918
             235(A)  Domtar, Inc., Yankee Notes                              (BBB- , Baa3)     10/15/11       7.875        250,577
                                                                                                                         ---------
                                                                                                                         1,162,539
                                                                                                                         ---------
REAL ESTATE (0.0%)
              25(A)  Intrawest Corp., Yankee Senior Notes
                       (Callable 2/01/05 @ $105.25)                            (B+ , B1)       02/01/10      10.500         26,625
                                                                                                                         ---------
RETAIL (0.0%)
              45(A)  Hockey Co. & Sport Maska, Inc., Units, Private
                       Placement (Callable 4/15/06 @ $105.63)                  (B , B2)        04/15/09      11.250         46,125
                                                                                                                         ---------
TELECOMMUNICATIONS (0.5%)
             190(A)  Telus Corp., Yankee Notes                               (BBB+ , Baa2)     06/01/07       7.500        193,508
             305(A)  Telus Corp., Yankee Notes                               (BBB+ , Baa2)     06/01/11       8.000        309,617
                                                                                                                         ---------
                                                                                                                           503,125
                                                                                                                         ---------
                                                                                                                         3,248,344
                                                                                                                         ---------

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                                 -------------     --------      -----         -----
BONDS (CONTINUED)
FRANCE (7.8%)
FOREIGN GOVERNMENT BONDS (7.8%)
         $ 2,700(B)  Government of France                                     (AAA , Aaa)      04/25/05       7.500     $2,632,633
           2,200(B)  Government of France                                     (NR , Aaa)       04/25/06       7.250      2,167,509
           2,700(B)  Government of France                                     (AAA , Aaa)      04/25/07       5.500      2,510,502
             700(B)  Government of France                                     (AAA , Aaa)      04/25/29       5.500        630,056
                                                                                                                        ----------
                                                                                                                         7,940,700
                                                                                                                        ----------
GERMANY (2.3%)
FOREIGN GOVERNMENT BONDS (2.3%)
           2,600(B)  German Government                                        (AAA , Aaa)      01/04/28       5.625      2,364,339
                                                                                                                        ----------
ITALY (1.6%)
FOREIGN GOVERNMENT BONDS (1.6%)
         190,000(C)  Republic of Italy                                        (AA , Aa3)       02/23/10       1.800      1,576,632
                                                                                                                        ----------
JAPAN (4.9%)
BANKS (4.9%)
         390,000     Japan Development Bank                                   (AA- , NR)       12/20/06       2.875      3,376,050
         190,000     World Bank                                               (AAA , Aaa)      12/20/04       4.750      1,660,428
                                                                                                                        ----------
                                                                                                                         5,036,478
                                                                                                                        ----------
LUXEMBOURG (0.1%)
MISCELLANEOUS MANUFACTURING (0.1%)
             170(A)  Tyco International Group SA, Yankee
                       Company Guaranteed                                    (BBB , Baa1)      01/15/29       6.875        126,845
                                                                                                                        ----------
NETHERLANDS (3.8%)
FOREIGN GOVERNMENT BONDS (3.1%)
             725(B)  Netherlands Government                                   (AAA , Aaa)      07/15/09       3.750        602,452
           2,900(B)  Netherlands Government                                   (AAA , Aaa)      01/15/28       5.500      2,593,509
                                                                                                                        ----------
                                                                                                                         3,195,961
                                                                                                                        ----------
TELECOMMUNICATIONS (0.7%)
             680(A)  Koninklijke (Royal) KPN NV, Global Senior
                       Unsubordinated                                        (BBB- , Baa3)     10/01/30       8.375        699,277
                                                                                                                        ----------
                                                                                                                         3,895,238
                                                                                                                        ----------
PHILIPPINES (0.3%)
FOREIGN GOVERNMENT BONDS (0.3%)
             330(A)  Republic of Philippines, Series B, Restructured
                       Debt, Foreign Government Guaranteed
                       (Callable 6/03/02 @ $100.00)                           (BB+ , Ba1)      12/01/17       6.500        303,600
                                                                                                                        ----------
RUSSIA (0.3%)
FOREIGN GOVERNMENT BONDS (0.3%)
             310(A)  Russian Federation, Rule 144A, Unsubordinated(3,5)       (B+ , Ba3)       03/31/30       5.000        215,062
             100(A)  Russian Ministry of Finance, Series VI, Debentures        (B- , B1)       05/14/06       3.000         80,625
                                                                                                                        ----------
                                                                                                                           295,687
                                                                                                                        ----------

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                                 -------------     --------      -----         -----
BONDS (CONTINUED)
SINGAPORE (0.0%)
ELECTRONICS (0.0%)
            $ 25(A)  Flextronics International, Ltd., Yankee Senior
                       Subordinated Notes
                       (Callable 7/01/05 @ $104.94)                           (BB- , Ba3)      07/01/10       9.875     $   27,125
                                                                                                                        ----------
SPAIN (5.1%)
FOREIGN GOVERNMENT BONDS (5.1%)
         320,000(C)  Spanish Government                                       (AA+ , Aa2)      09/20/06       3.100      2,790,010
           1,800(B)  Spanish Government                                       (NR , Aa2)       03/31/07       7.350      1,795,126
             700(B)  Spanish Government                                       (AA+ , Aaa)      07/30/32       5.750        634,967
                                                                                                                        ----------
                                                                                                                         5,220,103
                                                                                                                        ----------
SWEDEN (2.7%)
FOREIGN GOVERNMENT BONDS (2.7%)
          30,000     Sweden Government                                        (AAA , Aaa)      04/20/06       3.500      2,735,691
                                                                                                                        ----------
UNITED KINGDOM (7.2%)
BANKS (3.1%)
             985(B)  HSBC Capital Funding LP5                                  (A- , A1)       12/29/49       8.030        982,967
           1,456(B)  Lloyds TSB Bank PLC
                       (Callable 7/15/49 @ 100 Euro)(5)                       (A+ , Aa1)       07/15/49       5.625      1,265,153
           1,000(B)  Royal Bank of Scotland PLC                               (AA- , A1)       03/31/49       6.770        940,719
                                                                                                                        ----------
                                                                                                                         3,188,839
                                                                                                                        ----------
FOREIGN GOVERNMENT BONDS (3.8%)
             800     UK Treasury Bonds (United Kingdom LOC)                   (AAA , Aaa)      09/08/06       7.750      1,280,286
           1,725     UK Treasury Notes                                        (AAA , Aaa)      12/07/09       5.750      2,594,790
                                                                                                                        ----------
                                                                                                                         3,875,076
                                                                                                                        ----------
TELECOMMUNICATIONS (0.3%)
             265(A)  British Telecommunications PLC, Global Bonds             (A- , Baa1)      12/15/30       8.875        300,171
                                                                                                                        ----------
                                                                                                                         7,364,086
                                                                                                                        ----------
UNITED STATES (52.2%)
AEROSPACE & DEFENSE (0.0%)
              30     Sequa Corp., Series B, Senior Notes                      (BB , Ba3)       04/01/08       8.875         30,975
                                                                                                                        ----------
APPAREL (0.0%)
              10     Levi Strauss & Co.                                       (BB- , B2)       11/01/06       7.000          9,450
                                                                                                                        ----------
ASSET BACKED SECURITIES (1.1%)
           1,070     PECO Energy Transition Trust Rate
                       Reduction Bond                                         (AAA , Aaa)      03/01/09       6.050      1,119,548
                                                                                                                        ----------
AUTOMOBILE MANUFACTURERS (2.0%)
             175     DaimlerChrysler NA Holding Corp.                         (BBB+ , A3)      05/15/06       6.400        178,920
             500     DaimlerChrysler NA Holding Corp., Company
                       Guaranteed, Global Notes                               (BBB+ , A3)      01/18/11       7.750        534,094

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                                 -------------     --------      -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
AUTOMOBILE MANUFACTURERS (CONTINUED)
           $ 430   DaimlerChrysler NA Holding Corp., Company
                     Guaranteed, Global Notes                                 (BBB+ , A3)      01/18/31       8.500     $  478,744
             190   Ford Motor Co., Unsecured Notes                            (BBB+ , A2)      07/16/31       7.450        179,510
             650   General Motors Corp., Global Notes                         (BBB+ , A3)      01/15/11       7.200        665,681
                                                                                                                        ----------
                                                                                                                         2,036,949
                                                                                                                        ----------
AUTOMOBILE PARTS & EQUIPMENT (0.3%)
              55   Collins & Aikman Products Corp., Company
                     Guaranteed, Senior Subordinated Notes
                     (Callable 4/15/03 @ $101.917)                             (B , B2)        04/15/06      11.500         55,687
             190   Visteon Corp., Global Senior Notes                        (BBB , Baa2)      08/01/10       8.250        199,429
                                                                                                                        ----------
                                                                                                                           255,116
                                                                                                                        ----------
BANKS (2.4%)
             600   Bank One Corp., Global Subordinated Notes                   (A- , A1)       11/15/11       5.900        587,678
           1,300   General Electric Capital Corp.                             (AAA , Aaa)      03/15/32       6.750      1,287,729
             530   J.P. Morgan Chase & Co.                                     (A+ , A1)       03/15/12       6.625        532,075
                                                                                                                        ----------
                                                                                                                         2,407,482
                                                                                                                        ----------
BUILDING MATERIALS (0.1%)
              55   Brand Scaffold Services, Senior Unsecured
                     Notes (Callable 2/15/03 @ $105.12)                        (B- , B3)       02/15/08      10.250         53,075
              60   Building Materials Corp., Company Guaranteed                (B+ , B2)       12/01/08       8.000         49,575
              35   Dayton Superior Corp., Company Guaranteed
                     Notes (Callable 6/15/07 @ $102.17)                        (B- , B3)       06/15/09      13.000         35,175
                                                                                                                        ----------
                                                                                                                           137,825
                                                                                                                        ----------
CHEMICALS (0.1%)
              60   Applied Extrusion Technologies, Inc., Series B,
                     Company Guaranteed
                     (Callable 7/01/06 @ $105.37)                              (B , B2)        07/01/11      10.750         57,900
              60   Mississippi Chemical Corp.                                  (B , B3)        11/15/17       7.250         33,900
              10   Scotts Co., Company Guaranteed
                     (Callable 1/15/04 @ $104.31)                              (B+ , B2)       01/15/09       8.625         10,325
                                                                                                                        ----------
                                                                                                                           102,125
                                                                                                                        ----------
COMMERCIAL SERVICES (0.1%)
              30   Iron Mountain, Inc., Company Guaranteed
                     (Callable 4/01/06 @ $104.313)                             (B , B2)        04/01/13       8.625         31,050
              40   La Petite Academy, Inc., Series B, Company
                     Guaranteed (Callable 5/15/03 @ $105.00)                 (CCC- , Caa3)     05/15/08      10.000         29,000
                                                                                                                        ----------
                                                                                                                            60,050
                                                                                                                        ----------
COMPUTERS (0.1%)
              55   Unisys Corp., Senior Notes                                 (BB+ , Ba1)      01/15/05       7.250         55,344
                                                                                                                        ----------

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                                 -------------     --------      -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
DIVERSIFIED FINANCIALS (7.7%)
           $ 490    Countrywide Home Loan                                       (A , A3)       02/01/07       5.500     $  489,845
             100    Ford Motor Credit Co., Global Bonds                        (BBB+ , A3)     02/01/11       7.375        100,651
             410    Ford Motor Credit Co., Global Notes                        (BBB+ , A3)     10/25/11       7.250        409,157
             410    General Motors Acceptance Corp., Global Notes              (BBB+ , A2)     09/15/11       6.875        410,654
           2,931(B) GMAC Swift Trust Series 1999-1                             (AAA , Aaa)     01/18/05       5.000      2,665,206
             550    Goldman Sachs Group, Inc., Global Notes                     (A+ , A1)      01/15/12       6.600        547,598
             600    Lehman Brothers Holdings, Inc., Global Notes                (A , A2)       05/15/06       6.250        618,723
             565    Morgan Stanley Dean Witter, Global
                      Unsubordinated                                           (AA- , Aa3)     04/15/06       6.100        581,935
         248,000(C) Toyota Motor Credit Corp.                                  (AAA , Aa1)     12/20/04       1.000      1,970,962
                                                                                                                        ----------
                                                                                                                         7,794,731
                                                                                                                        ----------
ELECTRIC (2.4%)
              20    Calpine Corp., Senior Notes                                (B+ , Ba1)      08/15/10       8.625         17,129
             590    Calpine Corp., Senior Notes                                (B+ , Ba1)      02/15/11       8.500        505,331
              70    CMS Energy Corp., Series B, Senior Notes                   (BB , Ba3)      01/15/04       6.750         70,734
             340    FirstEnergy Corp., Series C, Global Notes                 (BBB- , Baa2)    11/15/31       7.375        322,012
             550    Mirant Americas Generation LLC, Rule 144A,
                      Private Placement Bonds(3)                              (BBB- , Ba1)     10/01/21       8.500        476,997
             700    NRG Energy, Inc., Senior Notes                            (BBB- , Baa3)    04/01/11       7.750        671,223
             400    Texas Utilities Holdings Corp., Series J,
                      Senior Notes                                            (BBB , Baa3)     06/15/06       6.375        405,672
                                                                                                                        ----------
                                                                                                                         2,469,098
                                                                                                                        ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
              10    Motors & Gears, Inc., Series D, Senior Notes
                      (Callable 11/15/02 @ $103.58)                            (B- , Caa1)     11/15/06      10.750          9,650
                                                                                                                        ----------
ENTERTAINMENT (0.3%)
              10    Argosy Gaming Co., Company Guaranteed
                      (Callable 6/01/04 @ $105.38)                              (B+ , B2)      06/01/09      10.750         11,112
              10    Horseshoe Gaming Holdings, Series B, Company
                      Guaranteed (Callable 5/15/04 @ $104.31)                   (B+ , B2)      05/15/09       8.625         10,450
              10    Isle of Capri Casinos, Inc., Company Guaranteed
                      (Callable 4/15/04 @ $104.38)                              (B , B2)       04/15/09       8.750         10,300
             235    Mohegan Tribal Gaming, Global Senior Subordinated
                      Notes (Callable 7/01/06 @ $104.188)                      (BB- , Ba3)     07/01/11       8.375        242,050
              65    Sun International Hotels, Ltd., Global Company
                      Guaranteed (Callable 8/15/06 @ $104.438)                 (B+ , Ba3)      08/15/11       8.875         67,600
                                                                                                                        ----------
                                                                                                                           341,512
                                                                                                                        ----------
ENVIRONMENTAL CONTROL (0.8%)
             315    Allied Waste North America, Series B, Company
                      Guaranteed (Callable 8/01/04 @ $105.00)                   (B+ , B2)      08/01/09      10.000        325,237

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                                 -------------     --------      -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
ENVIRONMENTAL CONTROL (CONTINUED)
            $ 15   Allied Waste North America, Series B, Company
                     Guaranteed, Senior Subordinated Notes
                     (Callable 1/01/04 @ $103.94)                             (BB- , Ba3)      01/01/09       7.875     $   14,869
             485   Allied Waste North America, Series B, Global
                     Company Guaranteed                                       (BB- , Ba3)      04/01/08       8.875        503,187
                                                                                                                        ----------
                                                                                                                           843,293
                                                                                                                        ----------
FOOD (0.5%)
              10   Archibald Candy Corp., Company Guaranteed,
                     Senior Secured Notes
                     (Callable 7/01/02 @ $102.56)(4)                          (D , Caa2)       07/01/04      10.250          4,950
              55   Aurora Foods, Inc., Series B, Senior Subordinated
                     Notes (Callable 7/01/03 @ $106.38)                      (CCC+ , Caa1)     07/01/08       8.750         52,937
              15   Fleming Companies, Inc., Company Guaranteed
                     (Callable 4/01/05 @ $105.06)                             (B+ , Ba3)       04/01/08      10.125         15,825
              70   Land O' Lakes, Inc., Senior Notes
                     (Callable 11/15/06 @ $104.375)                           (BB , Ba3)       11/15/11       8.750         65,800
              10   Stater Brothers Holdings, Senior Notes
                     (Callable 8/15/03 @ $105.38)                              (B- , B2)       08/15/06      10.750         10,687
             300   Tyson Foods, Inc., Rule 144A, Private Placement
                     Notes(3)                                                (BBB , Baa3)      10/01/04       6.625        309,242
                                                                                                                        ----------
                                                                                                                           459,441
                                                                                                                        ----------
FOREST PRODUCTS, PAPER (0.1%)
              50   Georgia-Pacific Corp., Notes                              (BBB- , Baa3)     05/15/31       8.875         48,460
                                                                                                                        ----------
GAMING (0.1%)
              55   Majestic Investor Holdings, Rule 144A, Private
                     Placement, Company Guaranteed
                     (Callable 11/30/05 @ $105.83)(3)                          (B , B2)        11/30/07      11.653         52,456
                                                                                                                        ----------
GAS (0.4%)
             340   Keyspan Corp., Senior Notes                                 (A , A3)        11/15/30       8.000        386,973
                                                                                                                        ----------
HEALTHCARE SERVICES (0.2%)
              90   HCA, Inc.                                                 (BBB- , Ba1)      06/15/05       6.910         92,701
              85   Magellan Health Services, Inc., Senior
                     Subordinated Notes
                     (Callable 2/15/03 @ $104.50)                              (B- , B3)       02/15/08       9.000         72,675
                                                                                                                        ----------
                                                                                                                           165,376
                                                                                                                        ----------
HOLDING COMPANIES (0.0%)
              25   Werner Holdings Co., Inc., Series A, Company
                     Guaranteed (Callable 11/15/02 @ $105.00)                  (B- , B2)       11/15/07      10.000         25,500
                                                                                                                        ----------

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                                 -------------     --------      -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
HOME BUILDERS (0.0%)
            $ 10   Ryland Group                                               (BB+ , Ba2)      09/01/10       9.750     $   11,050
                                                                                                                        ----------
INSURANCE (0.4%)
             745   Conseco, Inc., Rule 144A, Company Guaranteed(3)             (B , NR)        04/15/08       9.000        418,615
                                                                                                                        ----------
IRON & STEEL (0.0%)
              30   AK Steel Corp., Company Guaranteed
                     (Callable 2/15/04 @ $103.94)                             (BB , Ba2)       02/15/09       7.875         30,412
              10   AK Steel Corp., Senior Notes
                     (Callable 6/03/02 @ $104.56)                              (BB , B1)       12/15/06       9.125         10,450
                                                                                                                        ----------
                                                                                                                            40,862
                                                                                                                        ----------
LEISURE (0.1%)
              90   Hard Rock Hotel, Inc., Series B, Senior
                     Subordinated Notes
                     (Callable 4/01/03 @ $102.313)                            (B- , Caa2)      04/01/05       9.250         89,775
                                                                                                                        ----------
LODGING (0.6%)
             260   Boyd Gaming Corp. (Callable 8/01/05 @ $104.63)             (BB- , Ba3)      08/01/09       9.250        281,450
             190   Hilton Hotels Corp., Notes                                (BBB- , Ba1)      02/15/11       8.250        196,579
              10   MGM Mirage, Inc., Company Guaranteed                       (BB+ , Ba2)      06/01/07       9.750         11,075
              55   Prime Hospitality Corp., Rule 144A, Senior
                     Subordinated Notes
                     (Callable 5/01/07 @ $104.188)(3)                          (B+ , B1)       05/01/12       8.375         56,237
             115   Windsor Woodmont Black Hawk, Series B,
                     First Mortgage (Callable 3/15/03 @ $108.666)             (CCC+ , NR)      03/15/05      13.000        103,931
                                                                                                                        ----------
                                                                                                                           649,272
                                                                                                                        ----------
MEDIA (2.8%)
              65   Adelphia Communications Corp., Senior Notes                (CCC , B2)       05/01/09       7.875         51,188
             285   Adelphia Communications Corp., Senior Notes                (CCC , B2)       06/15/11      10.250        239,400
             350   AOL Time Warner, Inc., Global Bonds                       (BBB+ , Baa1)     04/15/31       7.625        327,601
             170   Charter Communications Holdings LLC                         (B+ , B2)       11/15/09       9.625        158,950
              15   Charter Communications Holdings LLC, Senior
                     Notes (Callable 4/01/04 @ $104.31)                        (B+ , B2)       04/01/09       8.625         13,463
             355   Charter Communications Holdings, Global Senior
                     Notes                                                     (B+ , B2)       10/01/09      10.750        351,450
              20   Coaxial Communications of Central Ohio, Inc.,
                     Company Guaranteed, Senior Notes
                     (Callable 8/15/02 @ $105.00)                              (B , B3)        08/15/06      10.000         20,400
             160   Comcast Cable Communications, Senior Notes                (BBB , Baa2)      01/30/11       6.750        153,184
              10   CSC Holdings, Inc., Series B, Senior Notes                 (BB+ , Ba1)      07/15/09       8.125          9,825
             550   CSC Holdings, Inc., Series B, Senior Notes                 (BB+ , Ba1)      04/01/11       7.625        516,021
             210   Fox Sports Network LLC, Senior Notes
                     (Callable 8/15/02 @ $104.44)                            (BBB- , Ba1)      08/15/07       8.875        218,400


                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%        VALUE
       -----                                                                 -------------     --------      -----        -----
UNITED STATES (CONTINUED)
MEDIA (CONTINUED)
            $ 30   Frontiervision Holdings LP, Senior Discount Notes
                     (Callable 9/15/02 @ $105.94)                             (CCC- , B2)      09/15/07      11.875    $    28,875
             450   News America Holdings, Inc.                               (BBB- , Baa3)     10/17/16       8.000        474,655
             215   News America Holdings, Inc.                               (BBB- , Baa3)     11/30/28       7.625        204,474
              60   Olympus Communications LP, Series B, Senior
                     Notes (Callable 11/15/02 @ $103.54)                      (CCC , B2)       11/15/06      10.625         57,900
              30   Salem Communications Corp., Series B,
                     Company Guaranteed,
                     (Callable 10/01/02 @ $104.75)                             (B- , B3)       10/01/07       9.500         31,575
                                                                                                                       -----------
                                                                                                                         2,857,361
                                                                                                                       -----------
METAL FABRICATE/HARDWARE (0.1%)
              60   Owens-Brockway Glass Container, Rule 144A,
                     Private Placement, Secured
                     (Callable 2/15/06 @ 104.438)(3)                           (BB , B2)       02/15/09       8.875         62,250
                                                                                                                       -----------
MINING (0.3%)
             260   Phelps Dodge Corp., Senior Notes                          (BBB- , Baa3)     06/01/31       9.500        254,349
                                                                                                                       -----------
MORTGAGE BACKED SECURITIES (15.4%)
             770   Fannie Mae                                                 (AAA , Aaa)      10/25/06       5.250        781,612
             430   Fannie Mae                                                 (AAA , Aaa)      01/15/07       5.000        433,087
           1,500   Fannie Mae                                                 (AAA , Aaa)      06/01/32       7.000      1,540,782
             515   Fannie Mae Pool #527279                                    (AAA , Aaa)      10/01/24       6.500        526,643
           3,000   Fannie Mae TBA                                             (AAA , Aaa)      05/01/32       6.000      2,964,375
           5,230   Fannie Mae TBA                                             (AAA , Aaa)      05/01/32       6.500      5,292,106
           2,431   Ginnie Mae Pool #415189                                    (AAA , Aaa)      03/15/29       6.500      2,472,613
           1,585   Ginnie Mae Pool #506601                                    (AAA , Aaa)      03/15/26       7.000      1,644,563
                                                                                                                       -----------
                                                                                                                        15,655,781
                                                                                                                       -----------
OIL & GAS (1.8%)
              15   Abraxas Petroleum Corp., Series B, Company
                     Guaranteed (Callable 3/15/03 @ $100.00)                   (NR , B3)       03/15/03      12.875         15,075
             100   Chesapeake Energy Corp., Global Company
                     Guaranteed, Senior Notes
                     (Callable 4/01/06 @ $104.06)                              (B+ , B2)       04/01/11       8.125        100,500
             350   Conoco Funding Co., Global Company
                     Guaranteed                                              (BBB+ , Baa1)     10/15/31       7.250        369,585
             750   Consolidated Natural Gas Co., Senior Notes                 (BBB+ , A3)      04/15/11       6.850        765,549
              80   Denbury Management, Inc., Company Guaranteed,
                     Senior Subordinated Notes
                     (Callable 3/01/03 @ $104.50)                              (B- , B3)       03/01/08       9.000         79,600
             200   Forest Oil Corp., Global Senior Notes                      (BB , Ba3)       06/15/08       8.000        205,500


                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%        VALUE
       -----                                                                 -------------     --------      -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
OIL & GAS (CONTINUED)
            $ 10   Mission Resources Corp., Series C, Global
                     Company Guaranteed
                     (Callable 4/01/03 @ $103.625)                             (B- , B3)       04/01/07      10.875    $     9,400
              10   Ocean Energy, Inc., Series B, Company
                     Guaranteed (Callable 7/01/03 @ $104.19)                  (BB+ , Ba1)      07/01/08       8.375         10,525
              10   Parker Drilling Co., Series D, Company
                     Guaranteed (Callable 11/15/02 @ $103.25)                  (B+ , B1)       11/15/06       9.750         10,325
             210   Tesoro Escrow Corp.
                     (Callable 4/01/07 @ $104.813)                             (B+ , B1)       04/01/12       9.625        215,775
                                                                                                                       -----------
                                                                                                                         1,781,834
                                                                                                                       -----------
OIL & GAS SERVICES (0.0%)
              50   Southwest Royalties, Inc., Series B, Company
                     Guaranteed (Callable 10/15/02 @ $102.63)                (CCC- , Caa2)     10/15/04      10.500         37,250
                                                                                                                       -----------
PACKAGING & CONTAINERS (0.0%)
              20   Four M Corp., Series B, Senior Secured Notes
                     (Callable 6/01/02 @ $104.00)                              (B , B3)        06/01/06      12.000         20,600
              25   Owens-Illinois, Inc., Senior Notes                          (B+ , B3)       05/15/08       7.350         22,750
                                                                                                                       -----------
                                                                                                                            43,350
                                                                                                                       -----------
PHARMACEUTICALS (0.1%)
              70   NBTY, Inc., Series B, Senior Subordinated Notes
                     (Callable 9/15/02 @ $104.31)                              (B+ , B1)       09/15/07       8.625         71,050
                                                                                                                       -----------
PIPELINES (2.5%)
             600   Duke Energy Field Services, Notes                         (BBB , Baa2)      08/16/05       7.500        622,446
             220   El Paso Corp., Series MTN, Global Senior Notes            (BBB , Baa2)      08/01/31       7.800        221,798
             420   El Paso Corp., Series MTN, Global Senior Notes            (BBB , Baa2)      01/15/32       7.750        420,790
              35   Western Gas Resources, Inc., Company
                     Guaranteed (Callable 6/15/04 @ $105.00)                  (BB- , Ba3)      06/15/09      10.000         37,800
             260   Williams Companies, Inc., Notes                           (BBB , Baa2)      09/01/21       7.875        249,616
             800   Williams Companies, Inc., Notes                           (BBB , Baa2)      06/15/31       7.750        750,969
             200   Williams Companies, Inc., Rule 144A, Bonds(3)             (BBB , Baa2)      03/15/32       8.750        208,055
                                                                                                                       -----------
                                                                                                                         2,511,474
                                                                                                                       -----------
RETAIL (0.0%)
              25   Sbarro, Inc., Company Guaranteed, Senior
                     Notes (Callable 9/15/04 @ $105.50)                       (B+ , Ba3)       09/15/09      11.000         25,875
                                                                                                                       -----------
SAVINGS & LOANS (0.5%)
             440   Bank United Corp., Subordinated Notes                     (BBB , Baa1)      05/01/07       8.875        501,081
                                                                                                                       -----------
TELECOMMUNICATIONS (6.5%)
             135   AT&T Corp., Global Notes                                   (BBB+ , A3)      03/15/29       6.500        102,447
             750   AT&T Corp., Rule 144A, Private Placement
                     Senior Notes(3)                                          (BBB+ , A3)      11/15/11       7.300        689,078


                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%        VALUE
       -----                                                                 -------------     --------      -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
           $ 255   AT&T Wireless Services, Inc., Global
                     Senior Notes                                            (BBB , Baa2)      03/01/31       8.750    $   250,556
             170   Citizens Communications Co., Notes                        (BBB , Baa2)      05/15/11       9.250        182,988
             480   Citizens Communications Co., Notes                        (BBB , Baa2)      05/15/06       8.500        503,893
             215   GTE Corp.                                                   (A+ , A2)       04/15/28       6.940        195,263
              10   Insight Midwest, Senior Notes
                     (Callable 10/01/04 @ $104.87)                             (B+ , B1)       10/01/09       9.750         10,350
             265   Intermedia Communications, Inc., Series B,
                     Senior Discount Notes
                     (Callable 7/15/02 @ $105.63)(6)                         (BBB , Baa2)      07/15/07      11.250        193,450
             140   Intermedia Communications, Inc., Series B,
                     Senior Notes (Callable 6/01/03 @ $104.30)               (BBB , Baa2)      06/01/08       8.600        101,500
              60   Lucent Technologies, Inc., Notes                            (B+ , B2)       07/15/06       7.250         49,200
             815   Nextel Communications, Inc., Senior Discount
                     Notes (Callable 2/15/03 @ $104.97)(6)                     (B , B1)        02/15/08       9.950        519,563
             365   Nextel Communications, Inc., Senior Notes
                     (Callable 2/01/06 @ $104.75)                              (B , B1)        02/01/11       9.500        250,938
             890   Qwest Capital Funding, Inc., Global Company
                     Guaranteed                                              (BBB- , Baa3)     02/15/11       7.250        646,763
             305   Rogers Cantel, Inc., Yankee Senior Subordinated
                     Notes (Callable 10/01/02 @ $104.40)                      (BB- , Ba2)      10/01/07       8.800        280,600
             410   Sprint Capital Corp. Rule 144A, Notes(3)                  (BBB+ , Baa2)     03/15/12       8.375        404,326
             700   Sprint Capital Corp., Global Company Guaranteed           (BBB+ , Baa2)     11/15/28       6.875        544,030
             600   Sprint Capital Corp., Rule 144A, Private
                     Placement Notes(3)                                      (BBB+ , Baa1)     01/15/07       6.000        549,394
             520   Voicestream Wireless Corp., Senior Notes
                     (Callable 11/15/04 @ $105.19)                            (A- , Baa1)      11/15/09      10.375        564,200
             250   WorldCom, Inc., Global Bonds                               (BB , Ba2)       05/15/31       8.250        110,179
             710   WorldCom, Inc., Global Notes                               (BB , Ba2)       05/15/11       7.500        334,198
             600   XO Communications, Inc., Senior Discount Notes
                     (Callable 12/01/04 @ $106.06)(4),(6)                      (NR , Ca)       12/01/09      12.125         61,500
             645   XO Communications, Inc., Senior Notes
                     (Callable 12/01/04 @ $105.25)(4)                          (NR , Ca)       12/01/09      10.500         93,525
                                                                                                                       -----------
                                                                                                                         6,637,941
                                                                                                                       -----------
UNITED STATES TREASURY BILLS (0.2%)
             200   United States Treasury Bills                               (AAA , Aaa)      08/15/02       1.820        198,987
                                                                                                                       -----------


                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                 RATINGS(2)
       (000)                                                                 (S&P/MOODY'S)     MATURITY      RATE%       VALUE
       -----                                                                 -------------     --------      -----       -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
UNITED STATES TREASURY NOTES (2.2%)
         $ 2,100   United States Treasury Notes                               (AAA , Aaa)      11/15/06       3.500   $  2,022,892
             250   United States Treasury Notes                               (AAA , Aaa)      02/15/12       4.875        245,899
                                                                                                                      ------------
                                                                                                                         2,268,791
                                                                                                                      ------------

                                                                                                                        52,928,302
                                                                                                                      ------------
TOTAL BONDS (Cost $99,461,862)                                                                                          94,972,112
                                                                                                                      ------------
SHORT-TERM INVESTMENT (13.9%)
          14,192   State Street Bank & Trust Co. Euro Time Deposit
                   (Cost $14,192,000)                                                          05/01/02       1.750     14,192,000
                                                                                                                      ------------
TOTAL INVESTMENTS AT VALUE (107.1%) (Cost $113,653,862(7))                                                             109,164,112
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.1%)                                                                           (7,259,763)
                                                                                                                      ------------
NET ASSETS (100.0%)                                                                                                   $101,904,349
                                                                                                                      ============


(1) Unless otherwise indicated below, all securities are denominated in the currency of the issuers' country of origin.
(2) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $3,477,712 or 3.4% of net assets.
(4) Security in default.
(5) Variable rate obligations -- The interest rate shown is the rate as of April 30, 2002.
(6) Step Bond -- The interest as of April 30, 2002 is 0% and will reset to the interest rate shown at a future date.
(7) Also cost for federal income tax purposes.
(A) Denominated in U.S. Dollars.
(B) Denominated in Euro.
(C) Denominated in Japanese Yen.






                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
     Investments at value (Cost $113,653,862)                                                       $109,164,112
     Cash                                                                                                    751
     Foreign currency (Cost $493,372)                                                                    494,688
     Receivable for investments sold                                                                   1,788,321
     Interest receivable                                                                               1,265,508
     Receivable for fund shares sold                                                                     322,184
     Unrealized appreciation on forward currency contracts                                               133,006
     Variation margin receivable                                                                             562
     Receivable for open futures contracts                                                                   164
     Prepaid expenses and other assets                                                                   104,537
                                                                                                    ------------
       Total Assets                                                                                  113,273,833
                                                                                                    ------------
LIABILITIES
     Advisory fee payable                                                                                 20,067
     Administrative services fee payable                                                                  13,857
     Payable for investments purchased                                                                11,272,749
     Directors fee payable                                                                                   635
     Payable for losses on futures contracts                                                                 157
     Other accrued expenses payable                                                                       62,019
                                                                                                    ------------
       Total Liabilities                                                                              11,369,484
                                                                                                    ------------
NET ASSETS
     Capital stock, $0.001 par value                                                                      10,554
     Paid-in capital                                                                                 123,265,627
     Accumulated net investment loss                                                                    (113,081)
     Accumulated net realized loss on investments and foreign currency transactions                  (16,880,476)
     Net unrealized depreciation from investments and foreign currency translations                   (4,378,275)
                                                                                                    ------------
       Net Assets                                                                                   $101,904,349
                                                                                                    ============
COMMON SHARES
     Net assets                                                                                     $101,834,184
     Shares outstanding                                                                               10,547,131
                                                                                                    ------------
     Net asset value, offering price and redemption price per share                                        $9.66
                                                                                                           =====
ADVISOR SHARES
     Net assets                                                                                     $     69,055
     Shares outstanding                                                                                    6,721
                                                                                                    ------------
     Net asset value, offering price and redemption price per share                                       $10.27
                                                                                                          ======
A SHARES
     Net assets                                                                                     $      1,110
     Shares outstanding                                                                                      115
                                                                                                    ------------
     Net asset value and redemption price per share                                                        $9.65
                                                                                                          ======
     Maximum offering price per share
       (net asset value/(1-4.75%))                                                                        $10.13
                                                                                                          ======


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
     Interest                                                                                        $ 2,864,867
     Foreign taxes withheld                                                                                 (865)
                                                                                                     -----------
       Total investment income                                                                         2,864,002
                                                                                                     -----------

EXPENSES
     Investment advisory fees                                                                            533,150
     Administrative services fees                                                                        100,017
     Shareholder servicing/Distribution fees                                                                 275
     Transfer agent fees                                                                                 148,845
     Printing fees                                                                                        24,834
     Registration fees                                                                                    21,505
     Custodian fees                                                                                       20,985
     Legal fees                                                                                           18,894
     Audit fees                                                                                            7,825
     Directors fees                                                                                        6,779
     Insurance expense                                                                                     2,667
     Interest expense                                                                                      1,707
     Miscellaneous expense                                                                                 4,973
                                                                                                     -----------
       Total expenses                                                                                    892,456
     Less: fees waived                                                                                  (385,689)
                                                                                                     -----------
       Net expenses                                                                                      506,767
                                                                                                     -----------
          Net investment income                                                                        2,357,235
                                                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
    FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                                               (1,096,071)
     Net realized gain from foreign currency transactions                                              1,120,855
     Net change in unrealized appreciation (depreciation) from investments                            (2,120,556)
     Net change in unrealized appreciation (depreciation) from foreign currency translations              (3,818)
                                                                                                     -----------
     Net realized and unrealized loss from investments and foreign currency related items             (2,099,590)
                                                                                                     -----------
     Net increase in net assets resulting from operations                                            $   257,645
                                                                                                     ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX MONTHS
                                                                                      ENDED              FOR THE YEAR
                                                                                 APRIL 30, 2002             ENDED
                                                                                   (UNAUDITED)        OCTOBER 31, 2001
                                                                                ------------------    ----------------
FROM OPERATIONS
  Net investment income                                                           $  2,357,235          $  6,289,055
  Net gain (loss) on investments and foreign currency transactions                      24,784            (2,047,413)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                               (2,124,374)            4,858,461
                                                                                  ------------          ------------
    Net increase in net assets resulting from operations                               257,645             9,100,103
                                                                                  ------------          ------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                             (4,197,594)           (5,631,530)
    Advisor Class shares                                                                (3,875)               (1,305)
    Class A shares                                                                         (36)                   --
                                                                                  ------------          ------------
    Net decrease in net assets from dividends                                       (4,201,505)           (5,632,835)
                                                                                  ------------          ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                      26,590,012            49,291,110
  Reinvestment of dividends                                                          4,010,719             5,342,727
  Net asset value of shares redeemed                                               (43,743,229)          (60,441,206)
                                                                                  ------------          ------------
    Net decrease in net assets from capital share transactions                     (13,142,498)           (5,807,369)
                                                                                  ------------          ------------
  Net decrease in net assets                                                       (17,086,358)           (2,340,101)

NET ASSETS
  Beginning of period                                                              118,990,707           121,330,808
                                                                                  ------------          ------------
  End of period                                                                   $101,904,349          $118,990,707
                                                                                  ============          ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                        $   (113,081)         $  1,731,189
                                                                                  ============          ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX
                                                  MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2002   ---------------------------------------------------------
                                                   (UNAUDITED)      2001        2000        1999         1998        1997
                                                 --------------   --------    --------    --------     --------    --------
PER SHARE DATA
   Net asset value, beginning of period             $   9.99      $   9.71    $  10.25    $  10.62     $  10.91    $  11.17
                                                    --------      --------    --------    --------     --------    --------
INVESTMENT OPERATIONS
   Net investment income                                0.21          0.53        0.56        0.52         0.58        0.54
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                    (0.17)         0.21       (0.13)      (0.29)       (0.16)       0.08
                                                    --------      --------    --------    --------     --------    --------
       Total from investment operations                 0.04          0.74        0.43        0.23         0.42        0.62
                                                    --------      --------    --------    --------     --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                (0.37)        (0.46)      (0.76)      (0.59)       (0.71)      (0.34)
   Dividends in excess of net investment income           --            --       (0.21)      (0.01)          --          --
   Distributions from net realized gains                  --            --          --          --           --       (0.54)
                                                    --------      --------    --------    --------     --------    --------
       Total dividends and distributions               (0.37)        (0.46)      (0.97)      (0.60)       (0.71)      (0.88)
                                                    --------      --------    --------    --------     --------    --------
NET ASSET VALUE, END OF PERIOD                      $   9.66      $   9.99    $   9.71    $  10.25     $  10.62    $  10.91
                                                    ========      ========    ========    ========     ========    ========
       Total return                                     0.44%(1)      7.81%       4.37%       2.18%        4.10%       5.76%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $101,834      $118,876    $121,309    $135,327     $154,131    $194,731
     Ratio of expenses to average net assets(2)         0.95%(3)      0.95%       0.97%       0.96%        0.95%       0.96%
     Ratio of net investment income to
       average net assets                               4.42%(3)      5.15%       5.51%       5.00%        5.21%       5.40%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                                   0.72%(3)      0.58%       0.51%       0.57%        0.46%       0.39%
   Portfolio turnover rate                                73%          144%        101%        365%         234%        203%


(1) Non-annualized.
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00% for the six months ended April 30, 2002, and .00%, .02%, .01%, .00%, and .01% for the years ended
    October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .95% for the six months ended April 30, 2002 and for the years ended
    October 31, 2001, 2000, 1999, 1998, and 1997, respectively.
(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX
                                                  MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2002   ---------------------------------------------------------
                                                  (UNAUDITED)       2001        2000        1999         1998        1997
                                                 --------------   --------    --------    --------     --------    --------
PER SHARE DATA
   Net asset value, beginning of period              $10.62        $10.28      $10.48      $10.57       $10.90       $11.17
                                                     ------        ------      ------      ------       ------       ------
INVESTMENT OPERATIONS
   Net investment income                               0.17          0.51        0.52(1)      0.44(1)     0.37         0.41
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                   (0.17)         0.22       (0.12)      (0.29)       (0.02)        0.15
                                                     ------        ------      ------      ------       ------       ------
       Total from investment operations                  --          0.73        0.40        0.15         0.35         0.56
                                                     ------        ------      ------      ------       ------       ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income               (0.35)        (0.39)      (0.60)         --        (0.68)       (0.29)
   Dividends in excess of net investment income          --            --          --       (0.24)          --           --
   Distributions from net realized gains                 --            --          --          --           --        (0.54)
                                                     ------        ------      ------      ------       ------       ------
       Total dividends and distributions              (0.35)        (0.39)      (0.60)      (0.24)       (0.68)       (0.83)
                                                     ------        ------      ------      ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $10.27        $10.62      $10.28      $10.48       $10.57       $10.90
                                                     ======        ======      ======      ======       ======       ======
       Total return                                    0.09%(2)      7.32%       3.88%       1.41%        3.51%        5.18%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)          $   69        $  114      $   22      $   69       $6,518       $8,935
     Ratio of expenses to average net assets(3)        1.45%(4)      1.46%       1.47%       1.45%        1.45%        1.45%
     Ratio of net investment income to
       average net assets                              3.91%(4)      4.62%       4.90%       4.14%        4.75%        4.76%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                                  0.72%(4)      0.60%       0.51%       0.49%        0.37%        0.33%
   Portfolio turnover rate                               73%          144%        101%        365%         234%         203%

(1) Per share information is calculated using the average outstanding shares method.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00% for the six months ended April 30, 2002, and .01% and .02% for the years ended October 31, 2001, and 2000, respectively. These arrangements had no effect on the Advisor Class shares' expense ratio for the six months ended April 30, 2002, and for the years ended October 31, 1999, 1998, and 1997. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.45% for the six months ended April 30, 2002 and for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse Global Fixed Income Fund, formerly the Credit Suisse Warburg Pincus Global Fixed Income Fund (the "Fund"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

    The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Although only Common Class, Advisor Class and Class A shares are currently offered. Each class of shares represents an equal pro rata interest, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective November 30, 2001, the Fund began offering Class A shares. Effective December 12, 2001, the Common Class closed to new investors and the Advisor Class closed to new investments. Advisor Class shares bear expenses paid pursuant to a distribution plan adopted by the Fund at an annual rate not to exceed .75% of the average daily net asset value of the Fund's outstanding Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Results for the Class A shares are contained in a separate book.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board of Directors believe accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    Effective November 1, 2001, the Funds adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities presently included in realized gain and losses, as a component of interest income. The effect of this change for the six months ended April 30, 2002, to the Fund was to increase net investment income by $11,662 and to decrease net realized gains (losses) by $11,662. These reclassifications had no impact on net assets or net asset value per share. The statements of changes in net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

    I) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, or an offsetting position is entered into. At April 30, 2002, the Fund had the following open forward foreign currency contracts:

                                        EXPIRATION    FOREIGN CURRENCY     CONTRACT      CONTRACT       UNREALIZED
FORWARD FOREIGN CURRENTY CONTRACT          DATE          TO BE SOLD         AMOUNT         VALUE        GAIN (LOSS)
---------------------------------       ----------    ----------------   -----------    -----------     -----------
      Australian Dollar                   5/16/02         9,886,000      $ 5,294,536    $ 5,273,954      $(20,582)
      British Pounds                      5/16/02           (88,000)        (126,755)      (127,604)         (849)
      Canadian Dollar                     5/16/02         1,878,000        1,190,265      1,194,716         4,451
      European Economic Unit              5/16/02         9,100,000        8,072,594      8,170,493        97,899
      Japanese Yen                        5/16/02       700,000,000        5,413,180      5,475,626        62,446
      Swedish Krona                       5/16/02       (28,900,000)      (2,784,200)    (2,795,723)      (11,523)
                                                                         -----------    -----------      --------
                                                                         $17,059,620    $17,191,462      $131,842
                                                                         ===========    ===========      ========

    J) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

    K) OTHER -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

    The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

    The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

    Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

    In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

    The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $533,150 and $385,689, respectively.

    Effective May 1, 2002, Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, became sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $53,315.

    For its administrative services through April 30, 2002, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

        AVERAGE DAILY NET ASSETS                          ANNUAL RATE
        ------------------------                          -----------
        First $150 million                    .07% of average daily net assets
        Second $150 million                   .06% of average daily net assets
        Over $300 million                     .05% of average daily net assets

    For the six months ended April 30, 2002, administrative services fees earned by PFPC (including out-of-pocket expenses) were $46,702.

    At its meeting held on February 12, 2002, the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .50% of the average daily net assets of the Advisor Class shares and up to .25% of the average daily net assets of the Class A shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were $275.

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $130,731, which is included in the Fund's transfer agent expense.

    For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $8 from commissions earned on the sale of the Funds' shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $9,183 for its services to the Fund.


NOTE 3. LINE OF CREDIT

    Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows:

                                      WEIGHTED
                                       AVERAGE                        MAXIMUM
         AVERAGE DAILY                INTEREST                      DAILY LOAN
         LOAN BALANCE                  RATE %                       OUTSTANDING
         -------------                --------                      -----------
           $47,178                     3.619%                       $2,806,000

    Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the

"New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.


NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were $30,346,260, $53,854,445 and $44,653,027, $37,417,408, respectively.

    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized depreciation from investments (based on cost for federal income tax purposes) were $3,603,026, $8,091,460 and $4,488,434, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Advisor Class shares. Transactions in capital shares for each class were as follows:

                                                                         COMMON CLASS
                                            ---------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                              APRIL 30, 2002 (UNAUDITED)                   OCTOBER 31, 2001
                                            -----------------------------           -----------------------------
                                               SHARES           VALUE                 SHARES            VALUE
                                            -----------      ------------           -----------      ------------
Shares sold                                   2,744,591      $ 26,587,554             4,989,002      $ 49,200,728
Shares issued in reinvestment
  of dividends                                  420,155         4,006,846               556,687         5,341,424
Shares redeemed                              (4,518,995)      (43,969,931)           (6,133,206)      (60,441,081)
                                            -----------      ------------           -----------      ------------
Net decrease                                 (1,354,249)     $(13,375,531)             (587,517)     $ (5,898,929)
                                            ===========      ============           ===========      ============

                                                                         ADVISOR CLASS
                                             --------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                              APRIL 30, 2002 (UNAUDITED)                   OCTOBER 31, 2001
                                             ----------------------------            ----------------------------
                                               SHARES            VALUE                 SHARES             VALUE
                                             ----------        ----------            ----------         ---------
Shares sold                                         125        $    1,316                 8,552         $  90,382
Shares issued in reinvestment
  of dividends                                      381             3,873                   126             1,303
Shares redeemed                                  (4,557)          (46,298)                  (12)             (126)
                                             ----------        ----------            ----------         ---------
Net increase (decrease)                          (4,051)       $  (41,109)                8,666         $  91,559
                                             ==========        ==========            ==========         =========


                                                        CLASS A
                                             ----------------------------
                                                 FOR THE PERIOD ENDED
                                             APRIL 30, 2002 (UNAUDITED)(1)
                                             ----------------------------
                                               SHARES            VALUE
                                             ----------        ----------
Shares sold                                         115        $    1,142
                                             ----------        ----------
Net increase                                        115        $    1,142
                                             ==========        ==========

(1) For the period November 30, 2001 (inception date) through April 30, 2002.

NOTE 6. FUTURES CONTRACTS

    The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities of an initial margin with its Custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2002, the Fund had the following open futures contracts:

                                                                                                     UNREALIZED
                                       NUMBER OF      EXPIRATION       CONTRACT       CONTRACT       APPRECIATION/
FUTURES CONTRACTS                      CONTRACTS         DATE           AMOUNT          VALUE       (DEPRECIATION)
-----------------                      ---------      ----------        ------         -------      --------------
U.S. Treasury 10 Year
  Note Futures                           (99)           6/20/02     $(10,287,641)   $(10,450,688)      $(163,047)
U.S. Treasury 5 Year
  Note Futures                           (37)           6/20/02       (3,925,867)     (3,923,734)          2,133
U.S Treasury 2 Year
  Note Futures                            66            6/27/02       13,710,781      13,801,219          90,438
U.S. Treasury Long
  Bond Futures                            24            6/20/02        2,412,187       2,455,500          43,313
                                         ----                       ------------    ------------       ---------
                                         (46)                       $  1,909,460    $  1,882,297       $ (27,163)
                                         ====                       ============    ============       =========

CREDIT SUISSE GLOBAL FIXED INCOME FUNDS
SHAREHOLDER MEETING RESULTS (UNAUDITED)


A Special Meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on Friday May 1, 2002, at 2:00 p.m. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are not included in the total for each proposal.

    To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM U.K."):

                                                                       % OF TOTAL               % OF TOTAL
                                                     SHARES        SHARES OUTSTANDING          SHARES VOTED
                                                     ------        ------------------          ------------
       For                                          6,452,623             59.61%                  97.14%
       Against                                         86,740              0.80%                   1.31%
       Abstain                                        103,250              0.95%                   1.55%

    To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM Japan"):

                                                                       % OF TOTAL               % OF TOTAL
                                                     SHARES        SHARES OUTSTANDING          SHARES VOTED
                                                     ------        ------------------          ------------
       For                                          6,443,029            59.52%                    97.00%
       Against                                         93,473             0.86%                     1.40%
       Abstain                                        106,111             0.98%                     1.60%

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